Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Summary of Reconciliation of Changes in Goodwill
Net book value
Balance at December 31, 2018	—
Acquisitions through business combinations (note 6)	107,053
Foreign currency translation	4,692
Impairment	(100,305)
Balance at December 31, 2019	11,440
Disposition of Bridge Farm (note 5)	(11,345)
Foreign currency translation	(95)
Balance at December 31, 2020	—